INVESTMENTS IN ASSOCIATES AND JOINT VENTURES - Carrying Value of Investments (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022		Dec. 31, 2021
Disclosure of joint ventures [line items]
Investments in associates	$ 38	$ 37		$ 45
Investments in joint ventures	561	1,054		1,598
Total investments in subsidiaries, joint ventures and associates reported in separate financial statements	599	1,091	[1]	1,643	[1]
Dividends received from joint venture (attributable)	180	694		231
Kibali
Disclosure of joint ventures [line items]
Investments in joint ventures	$ 561	$ 1,054		$ 1,598
Proportion of ownership interest in joint venture (in percent)	45.00%	45.00%		45.00%
Dividends received from joint venture (attributable)	$ 180	$ 694		$ 231
Joint ventures
Disclosure of joint ventures [line items]
Long-term loan advanced to related parties	358	$ 0		$ 0
Joint ventures | Kibali
Disclosure of joint ventures [line items]
Current receivables due from related parties	148
Long-term loan advanced to related parties	$ 358
Interest rate (in percent)	7.875%

[1]	Comparative periods have been retrospectively restated, where indicated, due to the corporate restructuring and due to the prior period error in the calculation of a net deferred tax asset with respect to the Obuasi mine. Other errors have also been retrospectively restated. Refer to notes 1.3.1 and 1.3.2.